Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities:
Income (loss) before income taxes from continuing operations	$ 7,829	$ 7,984	$ (17,679)
Continuing operations adjustments for:
Equity results in associates and joint ventures	(98)	(309)	445
Impairment and other results on non-current assets	294	1,240	8,708
Impairment and other results in associates and joint ventures	180	1,220	349
Depreciation, amortization and depletion	3,708	3,487	3,719
Financial results, net	3,019	(1,843)	10,654
Changes in assets and liabilities:
Accounts receivable	1,277	(2,744)	1,671
Inventories	(339)	288	(217)
Suppliers and contractors	232	243	658
Provision - Payroll, related charges and others remunerations	372	133	(578)
Other taxes assets and liabilities, net	(297)	(109)	(222)
Deferred revenue - Gold stream		524	532
Other assets and liabilities, net	(615)	441	(456)
Total	15,562	10,555	7,584
Interest on loans and borrowings paid	(1,686)	(1,663)	(1,457)
Derivatives paid, net	(240)	(1,602)	(1,202)
Interest on participative stockholders' debentures paid	(135)	(84)	(65)
Income taxes	(563)	(388)	(544)
Income taxes-Settlement program	(488)	(417)	(384)
Net cash provided by operating activities from continuing operations	12,450	6,401	3,932
Cash flow from investing activities:
Financial investments redeemed (invested)	(90)	12	308
Loans and advances - net receipts (payments) (note 21)	(445)	(210)	(17)
Guarantees and deposits-net receipts (payments)	(48)	(41)	(67)
Additions to investments	(93)	(239)	(65)
Additions to property, plant and equipment and intangible	(3,831)	(4,951)	(8,114)
Proceeds from disposal of assets and investments (note 15)	922	543	1,456
Dividends and interest on capital received from associates and joint ventures	227	193	318
Proceeds from gold stream transaction		276	368
Net cash used in investing activities from continuing operations	(3,358)	(4,417)	(5,813)
Loans and borrowings
Additions	1,976	6,994	4,995
Repayments	(8,998)	(7,717)	(2,753)
Transactions with stockholders:
Dividends and interest on capital attributed to stockholders	(1,456)	(250)	(1,500)
Dividends and interest on capital paid to noncontrolling interest	(126)	(291)	(15)
Transactions with noncontrolling stockholders (note 15)	(98)	(17)	1,049
Net cash provided by (used in) financing activities from continuing operations	(8,702)	(1,281)	1,776
Net cash provided by (used in) discontinued operations (note 14)	(252)	(118)	140
Increase in cash and cash equivalents	138	585	35
Cash and cash equivalents in the beginning of the year	4,262	3,591	3,974
Effect of exchange rate changes on cash and cash equivalents	(60)	86	(418)
Effects of disposals of subsidiaries and merger, net on cash and cash equivalents	(12)
Cash and cash equivalents at end of the year	4,328	4,262	3,591
Non-cash transactions:
Additions to property, plant and equipment-capitalized loans and borrowing costs	$ 370	$ 653	$ 761